NOTE RECEIVABLE (Narrative) (Details) - USD ($)		12 Months Ended
	Mar. 28, 2025	Mar. 31, 2026	Mar. 31, 2025
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivable		$ 0	$ 802,766
Maturity date	Sep. 30, 2026
Interest income		34,000	0
Accretion income		31,188	0
Interest payments received		$ 34,000	0
Notes Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivable			$ 802,766
Principal amount	$ 850,000
Interest rate	4.00%		8.00%